UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment          Number:
                                                        -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Sequoia Analytical Investors, LLC
           -----------------------------------------------------
Address:   72 Cummings Point Road
           -----------------------------------------------------
           SAC Capital Building
           -----------------------------------------------------
           Stamford, Connecticut  06902
           -----------------------------------------------------

Form 13F File Number:    28-6295
                      -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Andrew F. Van Hise
        -------------------------
Title:  Investment Manager
        -------------------------
Phone:  203-602-4433
        -------------------------

Signature, Place, and Date of Signing:

/s/ Andrew F. Van Hise                  Stamford, CT                  07/29/2004
----------------------                  ------------                  ----------
     [Signature]                        [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-6295             Sequoia Analytical Investors, LLC
   ------------   ----------------------------------------

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                         -----------

Form 13F Information Table Entry Total:      0
                                         -----------

Form 13F Information Table Value Total:  $   0
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number                       Name

        28-6295                                    NONE
----------------------------                     ------------------

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
None                           None             None             0       0 0                            0      0    0


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